General	12 Months Ended
Dec. 31, 2021
General
General
1 General

Just Eat Takeaway.com is a leading global online food delivery marketplace focused on connecting consumers and Partners through its platforms.

Just Eat Takeaway.com N.V. (the “Company”) is a public limited liability company incorporated under the laws of the Netherlands and domiciled in Amsterdam, the Netherlands. The Company and the entities controlled by the Company (its subsidiaries) are referred to herein as “Just Eat Takeaway.com”, with the Company being the ultimate parent. The Company’s shares are traded on Euronext Amsterdam (ticker symbol: TKWY), its Crest Depositary Interests (“CDIs”) are traded on the London Stock Exchange (ticker symbol: JET), and, since 15 June 2021, American Depositary Shares (“ADSs”) are traded on Nasdaq (ticker symbol: GRUB). The Company is registered at the Commercial Register of the Chamber of Commerce in Amsterdam, the Netherlands under number 08142836.

Amounts in these Notes to the consolidated financial statements (the “Notes”) are in € millions unless related to number and/or nominal value of shares, number and/or fair value elements of share options, or stated otherwise. Due to rounding, amounts in the tables may not add up precisely to the totals provided. Percentages used are based on unrounded figures.